Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jul. 25, 2014
Document Creation Date	dei_DocumentCreationDate	Oct. 01, 2014